Property, Equipment, Intangible Assets And Leases - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ 553,452	R$ 504,915	R$ 553,452	R$ 504,915	R$ 483,207
Beginning balance	553,452	504,915	504,915	483,207	123,270
Additions	19,914	8,061	88,949	53,517	20,627
Business combination				9,799	357,515
Write-offs		(56)	(2,782)	(13,290)	(140)
Transfers	2,083
Depreciation / amortization	(15,648)	(7,055)	(37,630)	(28,318)	(18,065)
Ending balance	559,801	505,865	553,452	504,915	483,207
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	654,809	564,246	654,809	564,246	520,245
Beginning balance	654,809	564,246	564,246	520,245
Ending balance	672,045	626,921	654,809	564,246	520,245
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(101,357)	(59,331)	(101,357)	(59,331)	(37,038)
Beginning balance	(101,357)	(59,331)	(59,331)	(37,038)
Ending balance	(112,244)	(121,056)	(101,357)	(59,331)	(37,038)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	66,310	38,771	66,310	38,771	25,700
Beginning balance	66,310	38,771	38,771	25,700	16,871
Additions			51,348	27,828	12,243
Business combination					4,404
Write-offs			(2,283)	(15)	(140)
Transfers					(799)
Depreciation / amortization			(21,526)	(14,742)	(6,879)
Ending balance			66,310	38,771	25,700
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	104,270	56,127	104,270	56,127	35,489
Beginning balance	104,270	56,127	56,127	35,489
Ending balance			104,270	56,127	35,489
Software [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(37,960)	(17,356)	(37,960)	(17,356)	(9,789)
Beginning balance	(37,960)	(17,356)	(17,356)	(9,789)
Ending balance			(37,960)	(17,356)	(9,789)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	382,500	382,500	382,500	382,500	372,701
Beginning balance	382,500	382,500	382,500	372,701	90,999
Business combination				9,799	281,702
Ending balance			382,500	382,500	372,701
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	382,500	382,500	382,500	382,500	372,701
Beginning balance	382,500	382,500	382,500	372,701
Ending balance			382,500	382,500	372,701
Customer list [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	60,599	41,544	60,599	41,544	49,970
Beginning balance	60,599	41,544	41,544	49,970	9,179
Additions			27,000
Business combination					50,077
Depreciation / amortization			(7,945)	(8,426)	(9,286)
Ending balance			60,599	41,544	49,970
Customer list [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	105,977	72,072	105,977	72,072	72,072
Beginning balance	105,977	72,072	72,072	72,072
Ending balance			105,977	72,072	72,072
Customer list [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(45,378)	(30,528)	(45,378)	(30,528)	(22,102)
Beginning balance	(45,378)	(30,528)	(30,528)	(22,102)
Ending balance			(45,378)	(30,528)	(22,102)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	16,488	19,223	16,488	19,223	20,238
Beginning balance	16,488	19,223	19,223	20,238	1,799
Additions				1,009	33
Business combination					19,304
Write-offs			(33)
Depreciation / amortization			(2,702)	(2,024)	(898)
Ending balance			16,488	19,223	20,238
Trademarks [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	22,239	22,239	22,239	22,239	21,230
Beginning balance	22,239	22,239	22,239	21,230
Ending balance			22,239	22,239	21,230
Trademarks [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(5,751)	(3,016)	(5,751)	(3,016)	(992)
Beginning balance	(5,751)	(3,016)	(3,016)	(992)
Ending balance			(5,751)	(3,016)	(992)
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	27,555	22,877	27,555	22,877	14,598
Beginning balance	27,555	22,877	22,877	14,598	4,422
Additions			10,601	24,680	8,351
Business combination					2,028
Write-offs			(466)	(13,275)
Transfers					799
Depreciation / amortization			(5,457)	(3,126)	(1,002)
Ending balance			27,555	22,877	14,598
Other intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	39,823	31,308	39,823	31,308	18,753
Beginning balance	39,823	31,308	31,308	18,753
Ending balance			39,823	31,308	18,753
Other intangible assets [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(12,268)	(8,431)	(12,268)	(8,431)	(4,155)
Beginning balance	R$ (12,268)	R$ (8,431)	(8,431)	(4,155)
Ending balance			R$ (12,268)	R$ (8,431)	R$ (4,155)